Guarantor Statements - Balance Sheet (Detail) - EUR (€) € in Millions		Jun. 30, 2019	Dec. 31, 2018		Jun. 30, 2018 [1]
Non-current assets
Deferred tax assets		€ 1,376	€ 1,152	[1]	€ 1,034
Total non-current assets		46,940	45,633	[1]	45,127
Current assets
Trade and other current receivables		8,079	6,482	[1]	6,818
Current tax assets		265	472	[1]	505
Current assets		17,589	15,478	[1]	19,830
Total assets		64,529	61,111	[1]	64,957
Current liabilities
Financial liabilities		5,616	3,613	[1]	11,080
Trade payables and other current liabilities		14,391	14,457	[1]	13,779
Current tax liabilities		1,072	1,445	[1]	924
Total current liabilities		21,745	20,150	[1]	26,398
Non-current liabilities
Financial liabilities		23,369	23,125	[1]	20,519
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit		1,176	1,209	[1]	1,157
Unfunded schemes		1,417	1,393	[1]	1,460
Total non-current liabilities		29,388	28,844	[1]	26,437
Total liabilities		51,133	48,994	[1]	52,835
Shareholders' equity		12,710	11,397	[1]	11,404
Non-controlling interests		686	720	[1]	718
Total equity		13,396	12,117	[1]	12,122
Total liabilities and equity		64,529	61,111	[1]	€ 64,957
Unilever Capital Corporation Subsidiary Issuer [member]
Non-current assets
Amounts due from group companies		15,126	17,211	[1]
Total non-current assets		15,126	17,211	[1]
Current assets
Other current assets		21	6	[1]
Current assets		21	6	[1]
Total assets		15,147	17,217	[1]
Current liabilities
Financial liabilities		3,196	2,381	[1]
Amounts due to group companies		2,643	4,895	[1]
Trade payables and other current liabilities		88	96	[1]
Total current liabilities		5,927	7,372	[1]
Non-current liabilities
Financial liabilities		8,896	9,525	[1]
Pension and post-retirement healthcare liabilities:
Total non-current liabilities		8,896	9,525	[1]
Total liabilities		14,823	16,897	[1]
Shareholders' equity		324	320	[1]
Total equity		324	320	[1]
Total liabilities and equity		15,147	17,217	[1]
Unilever Parent Entities [member]
Non-current assets
Goodwill and intangible assets	[2]	3,139	3,058	[1]
Other non-current assets	[2]	131	43	[1]
Amounts due from group companies	[2]	11,287	10,379	[1]
Net assets of subsidiaries (equity accounted)	[2]	24,595	22,125	[1]
Total non-current assets	[2]	39,152	35,605	[1]
Current assets
Amounts due from group companies	[2]	9,508	11,883	[1]
Trade and other current receivables	[2]	271	156	[1]
Current tax assets	[2]	22	15	[1]
Other current assets	[2]	1	7	[1]
Current assets	[2]	9,802	12,061	[1]
Total assets	[2]	48,954	47,666	[1]
Current liabilities
Financial liabilities	[2]	884	35	[1]
Amounts due to group companies	[2]	23,197	25,010	[1]
Trade payables and other current liabilities	[2]	331	327	[1]
Other current liabilities	[2]	1	2	[1]
Total current liabilities	[2]	24,413	25,374	[1]
Non-current liabilities
Financial liabilities	[2]	11,695	10,787	[1]
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit	[2]	8	7	[1]
Unfunded schemes	[2]	82	87	[1]
Other non-current liabilities	[2]	161	141	[1]
Total non-current liabilities	[2]	11,946	11,022	[1]
Total liabilities	[2]	36,359	36,396	[1]
Shareholders' equity	[2]	12,595	11,270	[1]
Total equity	[2]	12,595	11,270	[1]
Total liabilities and equity	[2]	48,954	47,666	[1]
Unilever United States Inc Subsidiary Guarantor [member]
Non-current assets
Deferred tax assets	[1]		13
Other non-current assets		2	2	[1]
Net assets of subsidiaries (equity accounted)		23,617	22,427	[1]
Total non-current assets		23,619	22,442	[1]
Current assets
Amounts due from group companies		956	5,413	[1]
Trade and other current receivables		6	4	[1]
Current assets		962	5,417	[1]
Total assets		24,581	27,859	[1]
Current liabilities
Financial liabilities		1	2	[1]
Amounts due to group companies		1,303	3,127	[1]
Trade payables and other current liabilities		12	15	[1]
Current tax liabilities		65	72	[1]
Other current liabilities		3
Total current liabilities		1,384	3,216	[1]
Non-current liabilities
Amounts due to group companies		11,174	13,290	[1]
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit		46	136	[1]
Unfunded schemes		379	388	[1]
Other non-current liabilities		11	1	[1]
Total non-current liabilities		11,610	13,815	[1]
Total liabilities		12,994	17,031	[1]
Shareholders' equity		11,587	10,828	[1]
Total equity		11,587	10,828	[1]
Total liabilities and equity		24,581	27,859	[1]
Non-guarantor Subsidiaries [member]
Non-current assets
Goodwill and intangible assets		27,105	26,435	[1]
Deferred tax assets		1,376	1,139	[1]
Other non-current assets		15,187	14,943	[1]
Total non-current assets		43,668	42,517	[1]
Current assets
Amounts due from group companies		27,143	33,032	[1]
Trade and other current receivables		7,802	6,322	[1]
Current tax assets		243	457	[1]
Other current assets		9,223	8,511	[1]
Current assets		44,411	48,322	[1]
Total assets		88,079	90,839	[1]
Current liabilities
Financial liabilities		1,535	1,195	[1]
Amounts due to group companies		10,464	17,296	[1]
Trade payables and other current liabilities		13,960	14,019	[1]
Current tax liabilities		1,007	1,373	[1]
Other current liabilities		662	633	[1]
Total current liabilities		27,628	34,516	[1]
Non-current liabilities
Financial liabilities		2,778	2,813	[1]
Amounts due to group companies		15,239	14,300	[1]
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit		1,122	1,066	[1]
Unfunded schemes		956	918	[1]
Other non-current liabilities		3,254	2,975	[1]
Total non-current liabilities		23,349	22,072	[1]
Total liabilities		50,977	56,588	[1]
Shareholders' equity		36,416	33,531	[1]
Non-controlling interests		686	720	[1]
Total equity		37,102	34,251	[1]
Total liabilities and equity		88,079	90,839	[1]
Unilever Group [member]
Non-current assets
Goodwill and intangible assets		30,244	29,493	[1]
Deferred tax assets		1,376	1,152	[1]
Other non-current assets		15,320	14,988	[1]
Total non-current assets		46,940	45,633	[1]
Current assets
Trade and other current receivables		8,079	6,482	[1]
Current tax assets		265	472	[1]
Other current assets		9,245	8,524	[1]
Current assets		17,589	15,478	[1]
Total assets		64,529	61,111	[1]
Current liabilities
Financial liabilities		5,616	3,613	[1]
Trade payables and other current liabilities		14,391	14,457	[1]
Current tax liabilities		1,072	1,445	[1]
Other current liabilities		666	635	[1]
Total current liabilities		21,745	20,150	[1]
Non-current liabilities
Financial liabilities		23,369	23,125	[1]
Pension and post-retirement healthcare liabilities:
Funded schemes in deficit		1,176	1,209	[1]
Unfunded schemes		1,417	1,393	[1]
Other non-current liabilities		3,426	3,117	[1]
Total non-current liabilities		29,388	28,844	[1]
Total liabilities		51,133	48,994	[1]
Shareholders' equity		12,710	11,397	[1]
Non-controlling interests		686	720	[1]
Total equity		13,396	12,117	[1]
Total liabilities and equity		64,529	61,111	[1]
Eliminations [member]
Non-current assets
Amounts due from group companies		(26,413)	(27,590)	[1]
Net assets of subsidiaries (equity accounted)		(48,212)	(44,552)	[1]
Total non-current assets		(74,625)	(72,142)	[1]
Current assets
Amounts due from group companies		(37,607)	(50,328)	[1]
Current assets		(37,607)	(50,328)	[1]
Total assets		(112,232)	(122,470)	[1]
Current liabilities
Amounts due to group companies		(37,607)	(50,328)	[1]
Total current liabilities		(37,607)	(50,328)	[1]
Non-current liabilities
Amounts due to group companies		(26,413)	(27,590)	[1]
Pension and post-retirement healthcare liabilities:
Total non-current liabilities		(26,413)	(27,590)	[1]
Total liabilities		(64,020)	(77,918)	[1]
Shareholders' equity		(48,212)	(44,552)	[1]
Total equity		(48,212)	(44,552)	[1]
Total liabilities and equity		€ (112,232)	€ (122,470)	[1]

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.
[2]	The term 'Unilever parent entities' includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.